Financial Assets and Financial Liabilities - Summary of Total Gains or Losses Recognized in Profit or Loss for The Period (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net gains(losses) on financial instruments at fair value through profit or loss
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	₩ (75,653)	₩ 256,167	₩ 70,251
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	88,483	126,516	129,824
Other operating income(expenses)
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	124,042	86,236	(56,329)
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	73,711	85,256	(60,884)
Net interest income
Total Gain Or Losses From Changes In Level3 Fair Value Hierarchy Line Items [Line Items]
Total gains (losses) recognized in profit or loss for the period	0	0	0
Total gains (losses) recognized in profit or loss from financial instruments held at the end of the reporting period	₩ 0	₩ 0	₩ 0